Trade and other payables (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Disclosure Of Trade And Other Payables [Line Items]
Trade payables	₨ 2,971,821		₨ 2,865,626
Advance from customers	463,450		285,611
Accrued expenses	4,129,534		3,644,004
Other payables	584,731		565,850
Trade and other current payables	8,149,536	$ 117,817	7,361,091
Financial liabilities, category [member]
Disclosure Of Trade And Other Payables [Line Items]
Trade and other current payables	₨ 7,447,426		₨ 6,780,747